Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.9%
4,481	iShares 20+ Year Treasury Bond ETF	$641,141	1.0
7,845	iShares S&P SmallCap 600 Index Fund	610,655	1.0
53,423	Schwab U.S. TIPS ETF	3,032,289	4.9
10,659	Vanguard Global ex-U.S. Real Estate ETF	624,511	1.0
6,691	Vanguard Real Estate ETF	623,936	1.0

	Total Exchange-Traded Funds
	(Cost $5,383,850)	5,532,532	8.9

MUTUAL FUNDS: 91.1%
	Affiliated Investment Companies: 91.1%
326,072	Voya Floating Rate Fund - Class I	3,094,427	5.0
253,091	Voya Global Bond Fund - Class R6	2,447,386	4.0
465,563	Voya High Yield Bond Fund - Class R6	3,715,193	6.0
938,238	Voya Intermediate Bond Fund - Class R6	9,795,203	15.8
323,502	Voya Large Cap Value Portfolio - Class I	3,775,265	6.1
66,308	Voya Large-Cap Growth Fund - Class R6	3,052,816	4.9
425,592	Voya Limited Maturity Bond Portfolio - Class I	4,306,992	7.0
46,594	Voya MidCap Opportunities Portfolio - Class I	605,260	1.0
105,624	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,260,094	2.0
304,688	Voya Multi-Manager International Factors Fund - Class I	2,848,833	4.6
63,965	Voya Multi-Manager Mid Cap Value Fund - Class I	643,485	1.0
80,657	Voya Small Company Portfolio - Class I	1,262,286	2.0
300,086	Voya Strategic Income Opportunities Fund - Class R6	3,093,882	5.0
389,897	Voya U.S. Bond Index Portfolio - Class I	4,277,169	6.9
282,915	Voya U.S. High Dividend Low Volatility Fund - Class R6	3,477,030	5.6
555,578	Voya U.S. Stock Index Portfolio - Class I	8,767,018	14.2

	Total Mutual Funds
	(Cost $53,645,405)	56,422,339	91.1

	Total Investments in Securities (Cost $59,029,255)	$61,954,871	100.0
	Liabilities in Excess of Other Assets	(27,620)	–
	Net Assets	$61,927,251	100.0

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,532,532	$–	$–	$5,532,532
Mutual Funds	56,422,339	–	–	56,422,339
Total Investments, at fair value	$61,954,871	$–	$–	$61,954,871

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Issuer
Voya Emerging Markets Index Portfolio - Class I	$880,542	$25,685	$(879,082)	$(27,145)	$–	$–	$132,702	$–
Voya Floating Rate Fund - Class I	4,115,356	571,941	(1,683,914)	91,044	3,094,427	130,168	(40,693)	–
Voya Global Bond Fund - Class R6	1,177,902	1,563,201	(388,470)	94,753	2,447,386	76,062	(38,373)	–
Voya High Yield Bond Fund - Class R6	–	4,041,219	(344,933)	18,907	3,715,193	90,042	(1,073)	–
Voya Intermediate Bond Fund - Class R6	12,340,013	3,815,228	(7,040,999)	680,961	9,795,203	298,712	51,176	–
Voya International Index Portfolio - Class I	2,348,741	61,660	(1,774,751)	(635,650)	–	–	869,763	–
Voya Large Cap Value Portfolio - Class I	2,405,590	1,906,908	(722,277)	185,044	3,775,265	12,318	(9,063)	249,843
Voya Large-Cap Growth Fund - Class R6	1,920,120	1,271,539	(604,813)	465,970	3,052,816	–	(43,749)	–
Voya Limited Maturity Bond Portfolio - Class I	6,447,836	2,133,482	(4,367,016)	92,690	4,306,992	71,869	49,173	–
Voya MidCap Opportunities Portfolio - Class I	591,717	134,912	(134,126)	12,757	605,260	581	33,395	68,717
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,176,342	911,139	(1,065,674)	238,287	1,260,094	–	(111,151)	–
Voya Multi-Manager International Factors Fund - Class I	1,761,978	1,419,307	(576,017)	243,565	2,848,833	–	(73,535)	–
Voya Multi-Manager Mid Cap Value Fund - Class I	589,692	111,931	(181,872)	123,734	643,485	–	(14,196)	–
Voya Small Company Portfolio - Class I	1,180,831	389,031	(393,027)	85,451	1,262,286	4,771	(62,548)	161,521
Voya Strategic Income Opportunities Fund - Class R6	–	3,384,643	(319,393)	28,632	3,093,882	62,687	421	–
Voya U.S. Bond Index Portfolio - Class I	4,112,658	3,007,678	(3,122,656)	279,489	4,277,169	81,635	(1,487)	–
Voya U.S. High Dividend Low Volatility Fund - Class I	2,950,617	679,266	(3,877,234)	247,351	–	33,687	(4,479)	–
Voya U.S. High Dividend Low Volatility Fund - Class R6	–	3,192,902	(3,285)	287,413	3,477,030	–	24	–
Voya U.S. Stock Index Portfolio - Class I	4,194,197	7,783,174	(3,648,003)	437,650	8,767,018	23,049	(46,446)	464,282
	$48,194,132	$36,404,846	$(31,127,542)	$2,950,903	$56,422,339	$885,581	$689,861	$944,363

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $60,184,979.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$3,236,619
Gross Unrealized Depreciation	(1,466,727)
Net Unrealized Appreciation	$1,769,892